Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Cash collateral	$ 87,666	$ 21,083
Income taxes receivable	60,639	53,394
Prepaid expenses	44,854	50,958
Fair value of derivative instruments	43,230	111,617
Other receivables	38,177	19,026
Value added tax	19,911	28,130
Contract assets	15,039	9,768
Total prepaid expenses and other current assets	$ 309,516	$ 293,976